INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of continuity of intangible assets [Table Text Block]
	Trademarks	Patient relationships	Total
	$	$	$
Cost
Balance, December 31, 2020	-	-	-
Additions	3,250,000	414,000	3,664,000
Balance, December 31, 2022 and 2021	3,250,000	414,000	3,664,000

Accumulated depreciation
Balance, December 31, 2020	-	-	-
Amortization	94,792	27,600	122,392
Balance, December 31, 2021	94,792	27,600	122,392
Amortization	325,000	82,800	407,800
Balance, December 31, 2022	419,792	110,400	530,192

Carrying value
Balance, December 31, 2021	3,155,208	386,400	3,541,608
Balance, December 31, 2022	2,830,208	303,600	3,133,808